Financial Instruments - Schedule of Sensitivity Analysis of Fair Value Measurement to Changes in Unobservable Inputs, Investments (Details) - Level 3 of fair value hierarchy - Market Backsolve & OPM - Preferred
$ in Thousands
12 Months Ended
Dec. 31, 2025 USD ($)
Equity Value
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Input Value	689,748
Percentage of reasonably possible decrease in unobservable input, assets	(10.00%)
Percentage of reasonably possible increase in unobservable input, assets	10.00%
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	$ (24,667)
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	$ 24,634
Probability of entering into an initial public offering ("IPO")
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Input Value	0.50
Percentage of reasonably possible decrease in unobservable input, assets	(10.00%)
Percentage of reasonably possible increase in unobservable input, assets	10.00%
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	$ (5,270)
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	$ 5,270